Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of trade and other receivables

	2021 £m	2020 £m

Trade receivables	2,998	2,763

Loans and other receivables	755	696

Prepayments and accrued income	408	504

	4,161	3,963

Current	3,951	3,721

Non-current	210	242

	4,161	3,963

Summary of trade and other receivables reported in balance sheet net of allowances
Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2021 £m	2020 £m

Trade receivables – gross	3,035	2,804

Trade receivables – allowance	(37)	(41)

Loans and other receivables – gross	755	696

Loans and other receivables – allowance	–	–

Prepayments and accrued income	408	504

Net trade and other receivables per balance sheet	4,161	3,963

Summary of movements in allowance account
The movements in the allowance account are as follows:

	2021			2020

	Trade receivables £m	Loans and other receivables £m	Total £m	Trade receivables £m	Loans and other receivables £m	Total £m

1 January	41	–	41	27	10	37

Differences on exchange	(2)	–	(2)	(2)	–	(2)

Provided in the year	7	–	7	31	–	31

Released	(9)	–	(9)	(15)	(10)	(25)

31 December	37	–	37	41	–	41